Guggenheim Municipal Income Fund

Guggenheim Funds Trust

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated May 19, 2014

to the Statutory Prospectus and Summary Prospectus Dated January 28, 2014, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus (the “Prospectuses”) for Guggenheim Municipal Income Fund (the “Fund”) and should be read in conjunction with the Prospectuses.

Effective May 19, 2014, the Fund’s benchmark index will be changed to the Barclays Municipal Total Return Bond Index. Accordingly, the Prospectuses will be revised substantially as follows:

Performance Information

The following paragraph will be added as the fourth paragraph in the “Performance Information” section in the Prospectuses:

The Barclays Municipal Long Bond Index served as the Fund’s benchmark index prior to May 19, 2014. Effective May 19, 2014, the Fund changed its benchmark index to the Barclays Municipal Total Return Bond Index in order to better represent the Fund’s investment strategies for comparison purposes.

The “Average Annual Total Returns” table in the Prospectuses will be revised to include the following row immediately above the Barclays Municipal Long Bond Index table entry to reflect the Barclays Municipal Total Return Bond Index as the Fund’s new benchmark index:

Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Guggenheim Municipal Income Fund Barclays Municipal Total Return Bond Index	reflects no deductions for fees, expenses or taxes	(2.55%)	5.90%	4.49%	Apr. 28, 2004

Please Retain This Supplement for Future Reference GMIF-COMBO-SUP-0514x0115